Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]

Pension and Postretirement Plans

	Qualified Pension Plans (1)		Non-U.S. Pension Plans (1)		Nonqualified and Other Pension Plans (1)		Postretirement Health and Life Plans (1)
(Dollars in millions)	2011	2010	2011	2010	2011	2010	2011	2010
Change in fair value of plan assets
Fair value, January 1	$15,648	$14,527	$1,691	$1,522	$2,689	$2,535	$108	$113
Actual return on plan assets	182	1,835	295	166	493	272	2	13
Company contributions	—	—	104	99	99	196	84	100
Plan participant contributions	—	—	3	2	—	—	133	139
Benefits paid	(760)	(714)	(63)	(63)	(220)	(314)	(255)	(275)
Plan transfer	—	—	10	—	—	—	—	—
Federal subsidy on benefits paid	n/a	n/a	n/a	n/a	n/a	n/a	19	18
Foreign currency exchange rate changes	n/a	n/a	(18)	(35)	n/a	n/a	—	—
Fair value, December 31	$15,070	$15,648	$2,022	$1,691	$3,061	$2,689	$91	$108
Change in projected benefit obligation
Projected benefit obligation, January 1	$13,938	$13,048	$1,916	$1,813	$3,078	$2,918	$1,704	$1,620
Service cost	423	397	43	32	3	3	15	14
Interest cost	746	748	99	95	152	163	80	92
Plan participant contributions	—	—	3	2	—	—	133	139
Plan amendments	(11)	—	2	2	—	—	(21)	64
Actuarial loss (gain)	555	459	(19)	78	124	308	(56)	32
Benefits paid	(760)	(714)	(63)	(63)	(220)	(314)	(255)	(275)
Plan transfer	—	—	15	—	—	—	—	—
Federal subsidy on benefits paid	n/a	n/a	n/a	n/a	n/a	n/a	19	18
Foreign currency exchange rate changes	n/a	n/a	(12)	(43)	—	—	—	—
Projected benefit obligation, December 31	$14,891	$13,938	$1,984	$1,916	$3,137	$3,078	$1,619	$1,704
Amount recognized, December 31	$179	$1,710	$38	$(225)	$(76)	$(389)	$(1,528)	$(1,596)
Funded status, December 31
Accumulated benefit obligation	$13,968	$13,192	$1,883	$1,781	$3,135	$3,077	n/a	n/a
Overfunded (unfunded) status of ABO	1,102	2,456	139	(90)	(74)	(388)	n/a	n/a
Provision for future salaries	923	746	101	135	2	1	n/a	n/a
Projected benefit obligation	14,891	13,938	1,984	1,916	3,137	3,078	$1,619	$1,704
Weighted-average assumptions, December 31
Discount rate	4.95%	5.45%	4.87%	5.32%	4.65%	5.20%	4.65%	5.10%
Rate of compensation increase	4.00	4.00	4.42	4.85	4.00	4.00	n/a	n/a

(1)	The measurement date for the Qualified Pension Plans, Non-U.S. Pension Plans, Nonqualified and Other Pension Plans, and Postretirement Health and Life Plans was December 31 of each year reported.
n/a = not applicable

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
Amounts recognized in the Corporation’s Consolidated Balance Sheet at December 31, 2011 and 2010 are presented in the table below.

Amounts Recognized on Consolidated Balance Sheet

	Qualified Pension Plans		Non-U.S. Pension Plans		Nonqualified and Other Pension Plans		Postretirement Health and Life Plans
(Dollars in millions)	2011	2010	2011	2010	2011	2010	2011	2010
Other assets	$246	$1,710	$342	$33	$1,096	$809	$—	$—
Accrued expenses and other liabilities	(67)	—	(304)	(258)	(1,172)	(1,198)	(1,528)	(1,596)
Net amount recognized at December 31	$179	$1,710	$38	$(225)	$(76)	$(389)	$(1,528)	$(1,596)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
Pension Plans with ABO and PBO in excess of plan assets as of December 31, 2011 and 2010 are presented in the table below. For the non-qualified plans not subject to ERISA or non-U.S. pension plans, funding strategies vary due to legal requirements and local practices.

Plans with ABO and PBO in Excess of Plan Assets

	Qualified Pension Plans		Non-U.S. Pension Plans		Nonqualified and Other Pension Plans
(Dollars in millions)	2011	2010	2011	2010	2011	2010
Plans with ABO in excess of plan assets
PBO	$—	$—	$732	$477	$1,174	$1,200
ABO	—	—	698	466	1,173	1,199
Fair value of plan assets	—	—	428	259	2	2
Plans with PBO in excess of plan assets
PBO	$6,624	$—	$732	$642	$1,174	$1,200
Fair value of plan assets	6,557	—	428	384	2	2

Schedule of Net Benefit Costs [Table Text Block]
Net periodic benefit cost for 2011, 2010 and 2009 included the following components.

Net Periodic Benefit Cost

	Qualified Pension Plans			Non-U.S. Pension Plans
(Dollars in millions)	2011	2010	2009	2011	2010	2009
Components of net periodic benefit cost
Service cost	$423	$397	$387	$43	$32	$30
Interest cost	746	748	740	99	95	76
Expected return on plan assets	(1,296)	(1,263)	(1,231)	(115)	(97)	(74)
Amortization of prior service cost	20	28	39	—	—	—
Amortization of net actuarial loss (gain)	387	362	377	—	(1)	—
Recognized gain due to settlements and curtailments	—	—	—	—	—	(2)
Recognized termination benefit costs	—	—	36	—	—	—
Net periodic benefit cost	$280	$272	$348	$27	$29	$30
Weighted-average assumptions used to determine net cost for years ended December 31
Discount rate	5.45%	5.75%	6.00%	5.32%	5.41%	5.55%
Expected return on plan assets	8.00	8.00	8.00	6.58	6.60	6.78
Rate of compensation increase	4.00	4.00	4.00	4.85	4.67	4.61

	Nonqualified and Other Pension Plans			Postretirement Health and Life Plans
(Dollars in millions)	2011	2010	2009	2011	2010	2009
Components of net periodic benefit cost
Service cost	$3	$3	$4	$15	$14	$16
Interest cost	152	163	167	80	92	93
Expected return on plan assets	(141)	(138)	(148)	(9)	(9)	(8)
Amortization of transition obligation	—	—	—	31	31	31
Amortization of prior service cost (credits)	(8)	(8)	(8)	4	6	—
Amortization of net actuarial loss (gain)	16	10	5	(17)	(49)	(77)
Recognized loss due to settlements and curtailments	3	17	2	—	—	—
Net periodic benefit cost	$25	$47	$22	$104	$85	$55
Weighted-average assumptions used to determine net cost for years ended December 31
Discount rate	5.20%	5.75%	6.00%	5.10%	5.75%	6.00%
Expected return on plan assets	5.25	5.25	5.25	8.00	8.00	8.00
Rate of compensation increase	4.00	4.00	4.00	n/a	n/a	n/a
n/a = not applicable

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The table below presents the changes in accumulated OCI in 2009, 2010 and 2011, net-of-tax.

(Dollars in millions)	Available-for- Sale Debt Securities	Available-for- Sale Marketable Equity Securities	Derivatives	Employee Benefit Plans (1)	Foreign Currency (2)	Total
Balance, December 31, 2008	$(5,956)	$3,935	$(3,458)	$(4,642)	$(704)	$(10,825)
Cumulative adjustment for accounting change – OTTI (3)	(71)	—	—	—	—	(71)
Net change in fair value recorded in accumulated OCI	6,364	2,651	153	318	211	9,697
Net realized (gains) losses reclassified into earnings	(965)	(4,457)	770	232	—	(4,420)
Balance, December 31, 2009	$(628)	$2,129	$(2,535)	$(4,092)	$(493)	$(5,619)
Cumulative adjustments for accounting changes: (3)
Consolidation of certain variable interest entities	(116)	—	—	—	—	(116)
Credit-related notes	229	—	—	—	—	229
Net change in fair value recorded in accumulated OCI	2,210	5,657	(1,108)	(104)	(44)	6,611
Net realized (gains) losses reclassified into earnings	(981)	(1,127)	407	249	281	(1,171)
Balance, December 31, 2010	$714	$6,659	$(3,236)	$(3,947)	$(256)	$(66)
Net change in fair value recorded in accumulated OCI	4,331	(2,539)	(1,567)	(714)	(34)	(523)
Net realized (gains) losses reclassified into earnings	(1,945)	(4,117)	1,018	270	(74)	(4,848)
Balance, December 31, 2011	$3,100	$3	$(3,785)	$(4,391)	$(364)	$(5,437)

(1)	Net change in fair value represents after-tax adjustments based on the final year-end actuarial valuations. For more information on employee benefit plans, see Note 19 – Employee Benefit Plans.

(2)	Net change in fair value represents only the impact of changes in spot foreign exchange rates on the Corporation’s net investment in non-U.S. operations and related hedges.

(3)	For additional information on the adoption of new accounting guidance, see Note 1 – Summary of Significant Accounting Principles and Note 5 – Securities.
Pre-tax amounts included in accumulated OCI for employee benefit plans at December 31, 2011 and 2010 are presented in the table below.

Pre-tax Amounts included in Accumulated OCI

	Qualified Pension Plans		Non-U.S. Pension Plans		Nonqualified and Other Pension Plans		Postretirement Health and Life Plans		Total
(Dollars in millions)	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010
Net actuarial (gain) loss	$6,743	$5,461	$(212)	$(20)	$409	$656	$(59)	$(27)	$6,881	$6,070
Transition obligation	—	—	—	—	—	—	32	63	32	63
Prior service cost (credits)	67	98	3	1	(7)	(15)	33	58	96	142
Amounts recognized in accumulated OCI	$6,810	$5,559	$(209)	$(19)	$402	$641	$6	$94	$7,009	$6,275

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]

Pre-tax Amounts Recognized in OCI

(Dollars in millions)	Qualified Pension Plans	Non-U.S. Pension Plans	Nonqualified and Other Pension Plans	Postretirement Health and Life Plans	Total
Other changes in plan assets and benefit obligations recognized in OCI
Current year actuarial (gain) loss	$1,669	$(192)	$(228)	$(49)	$1,200
Amortization of actuarial gain (loss)	(387)	—	(19)	17	(389)
Current year prior service cost (credit)	(11)	2	—	(21)	(30)
Amortization of prior service credit (cost)	(20)	—	8	(4)	(16)
Amortization of transition obligation	—	—	—	(31)	(31)
Amounts recognized in OCI	$1,251	$(190)	$(239)	$(88)	$734

Pre Tax Amount Amortized From Accumulated Other Comprehensive Income [Table Text Block]

Estimated Pre-tax Amounts from Accumulated OCI into Period Cost

(Dollars in millions)	Qualified Pension Plans (1)	Non-U.S. Pension Plans	Nonqualified and Other Pension Plans	Postretirement Health and Life Plans	Total
Net actuarial (gain) loss	$598	$(8)	$10	$(19)	$581
Prior service cost (credit)	18	—	(7)	4	15
Transition obligation	—	—	—	31	31
Total amortized from accumulated OCI	$616	$(8)	$3	$16	$627

(1)	Estimates are subject to change based on final calculations related to the pension plan freeze discussed on page 92.

Schedule of Allocation of Plan Assets [Table Text Block]

2012 Target Allocation Percentage

Asset Category	Qualified Pension Plans	Non-U.S. Pension Plans	Nonqualified and Other Pension Plans	Postretirement Health and Life Plans
Equity securities	60 – 80	25 – 75	0 – 5	50 – 75
Debt securities	20 – 40	10 – 60	95 – 100	25 – 45
Real estate	0 – 5	0 – 15	0 – 5	0 – 5
Other	0 – 10	5 – 40	0 – 5	0 – 5

Plan Investment Assets Measured At Fair Value By Level [Table Text Block]
Plan investment assets measured at fair value by level and in total at December 31, 2011 and 2010 are summarized in the Fair Value Measurements table.

Fair Value Measurements

	December 31, 2011
(Dollars in millions)	Level 1	Level 2	Level 3	Total
Cash and short-term investments
Money market and interest-bearing cash	$1,065	$—	$—	$1,065
Cash and cash equivalent commingled/mutual funds	—	30	—	30
Fixed income
U.S. government and government agency securities	1,197	2,899	13	4,109
Corporate debt securities	—	1,058	—	1,058
Asset-backed securities	—	907	—	907
Non-U.S. debt securities	53	479	10	542
Fixed income commingled/mutual funds	82	1,487	—	1,569
Equity
Common and preferred equity securities	6,862	—	—	6,862
Equity commingled/mutual funds	390	2,094	—	2,484
Public real estate investment trusts	200	—	—	200
Real estate
Private real estate	—	—	113	113
Real estate commingled/mutual funds	—	11	249	260
Limited partnerships	—	105	232	337
Other investments (1)	14	572	122	708
Total plan investment assets, at fair value	$9,863	$9,642	$739	$20,244

	December 31, 2010
Cash and short-term investments
Money market and interest-bearing cash	$1,471	$—	$—	$1,471
Cash and cash equivalent commingled/mutual funds	—	45	—	45
Fixed income
U.S. government and government agency securities	701	2,604	14	3,319
Corporate debt securities	—	1,106	—	1,106
Asset-backed securities	—	796	—	796
Non-U.S. debt securities	36	420	9	465
Fixed income commingled/mutual funds	240	1,503	—	1,743
Equity
Common and preferred equity securities	6,980	1	—	6,981
Equity commingled/mutual funds	637	2,374	—	3,011
Public real estate investment trusts	—	168	—	168
Real estate
Private real estate	—	—	110	110
Real estate commingled/mutual funds	30	2	215	247
Limited partnerships	—	101	230	331
Other investments (1)	19	230	94	343
Total plan investment assets, at fair value	$10,114	$9,350	$672	$20,136

(1)
Other investments represent interest rate swaps of $467 million and $198 million, participant loans of $75 million and $79 million, commodity and balanced funds of $116 million and $38 million and other various investments of $50 million and $28 million at December 31, 2011 and 2010.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The Level 3 - Fair Value Measurements table presents a reconciliation of all plan investment assets measured at fair value using significant unobservable inputs (Level 3) during 2011 and 2010.

Level 3 – Fair Value Measurements

	2011
(Dollars in millions)	Balance January 1	Actual Return on Plan Assets Still Held at the Reporting Date	Purchases	Sales and Settlements	Transfers into/ (out of) Level 3	Balance December 31
Fixed income
U.S. government and government agency securities	$14	$(1)	$—	$—	$—	$13
Non-U.S. debt securities	9	—	3	(2)	—	10
Real estate
Private real estate	110	—	3	—	—	113
Real estate commingled/mutual funds	215	26	9	(1)	—	249
Limited partnerships	230	(6)	13	(5)	—	232
Other investments	94	1	26	—	1	122
Total	$672	$20	$54	$(8)	$1	$739

	2010
Fixed income
U.S. government and government agency securities	$—	$—	$—	$—	$14	$14
Non-U.S. debt securities	6	1	—	—	2	9
Real estate
Private real estate	119	(9)	1	(1)	—	110
Real estate commingled/mutual funds	195	(4)	24	—	—	215
Limited partnerships	162	13	7	(5)	53	230
Other investments	188	—	18	(1)	(111)	94
Total	$670	$1	$50	$(7)	$(42)	$672

	2009
Fixed income
Corporate debt securities	$1	$(1)	$—	$—	$—	$—
Non-U.S. debt securities	6	—	—	—	—	6
Real estate
Private real estate	149	(29)	—	(1)	—	119
Real estate commingled/mutual funds	281	(92)	6	—	—	195
Limited partnerships	91	14	41	(4)	20	162
Other investments	293	(106)	5	(4)	—	188
Total	$821	$(214)	$52	$(9)	$20	$670

Schedule of Expected Benefit Payments [Table Text Block]

Projected Benefit Payments

				Postretirement Health and Life Plans
(Dollars in millions)	Qualified Pension Plans (1)	Non-U.S. Pension Plans (2)	Nonqualified and Other Pension Plans (2)	Net Payments (3)	Medicare Subsidy
2012	$1,054	$67	$251	$159	$18
2013	1,059	69	244	160	18
2014	1,062	71	238	161	18
2015	1,062	72	238	160	18
2016	1,060	74	238	157	18
2017 – 2021	5,283	392	1,128	702	81

(1)	Benefit payments expected to be made from the plans’ assets.

(2)	Benefit payments expected to be made from a combination of the plans’ and the Corporation’s assets.

(3)	Benefit payments (net of retiree contributions) expected to be made from a combination of the plans’ and the Corporation’s assets.